Stock And Stock Options (Narrative) (FY) (Details)				9 Months Ended		12 Months Ended
	Mar. 17, 2017 $ / shares	Mar. 21, 2016	Feb. 01, 2008 shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Item $ / shares shares	Dec. 31, 2018 USD ($) Item $ / shares shares	Mar. 16, 2017 $ / shares	Oct. 25, 2000 shares
Stock Options [Line Items]
Number of shares that may be granted | shares									7,000,000
Number of additional shares that may be granted | shares			3,500,000
Stock Incentive Plan term						10 years
Purchase price floor of fair market value						85.00%
Stock based compensation | $				$ 11,000	$ 14,000	$ 17,000	$ 23,000
Reverse stock split		0.1
Common stock, shares issued | shares				10,680,050		10,658,775	10,639,290
Common stock, par value	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Directors And CEO [Member]
Stock Options [Line Items]
Stock based compensation | $						$ 17,000
Common stock, shares issued | shares						19,485	19,366
Three Non-Executive Directors [Member]
Stock Options [Line Items]
Number of additional shares that may be granted | shares						0	0
Number of directors | Item						3	3
Voluntary Resignation [Member]
Stock Options [Line Items]
Stock Incentive Plan exercisable period						3 months
Series A Preferred Stock [Member]
Stock Options [Line Items]
Exercise price								$ 1.10
Dividends conversion ratio				0.001
Right [Member]
Stock Options [Line Items]
Date declared				Mar. 17, 2017
Date to be paid				Mar. 27, 2017
Date of record				Mar. 16, 2017
Rights Agreement [Member]
Stock Options [Line Items]
Date declared						Mar. 17, 2017
Number of preferred share purchase right for each outstanding share of its common stock to shareholder	$ 1
Date to be paid						Mar. 27, 2017
Date of record						Mar. 16, 2017
Common stock, Threshold for exercise of rights percentage	4.95%
Rights Agreement [Member] | Series A Preferred Stock [Member]
Stock Options [Line Items]
Common stock, par value	$ 0.001
Exercise price								$ 1.10
Dividends conversion ratio						1
Rights Agreement [Member] | Right [Member]
Stock Options [Line Items]
Number of preferred share purchase right for each outstanding share of its common stock to shareholder	$ 1